Income Taxes - Additional Information (Detail) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Sep. 10, 2024	Sep. 20, 2024	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2020	Sep. 06, 2024
Disclosure of Income Taxes [Line Items]
Pre-tax income			$ 1,852
Minimum effective tax rate for pillar two rules			15.00%
Income tax return 2012 [member] | Columbia Tax Authority [Member]
Disclosure of Income Taxes [Line Items]
Prior year tax loss carryforwards value				$ 33
Income tax penalty imposed				$ 33
Income tax return 2011 [member] | Columbia Tax Authority [Member]
Disclosure of Income Taxes [Line Items]
Prior year tax loss carryforwards value					$ 23
Income tax penalty imposed					$ 23
Income tax return 2006 to 2009 [Member] | Spanish Tax Authority [Member]
Disclosure of Income Taxes [Line Items]
Prior year tax loss carryforwards value		$ 536
Adjustments for current tax of prior period paid						$ 322
Remaining adjustments for current tax of prior period paid		$ 214
Additional amount paid for current tax of prior period reduction	$ 3
Number of years to pay outstanding amount of fine	4 years